Transactions with Affiliates of Fortress or AIG -- Subservicing Agreement (Details) (10-Q) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Nationstar Mortgage LLC [Member] | MorEquity and Other Indirect Subsidiaries [Member]
Related Party Transaction [Line Items]
Subservicing fees, less than					$ 2	$ 5	$ 9
Nationstar Mortgage LLC [Member] | Not qualified for disclosure, due to less than $1 million [Member] | MorEquity and Other Indirect Subsidiaries [Member]
Related Party Transaction [Line Items]
Subservicing fees, less than	$ 1	$ 1	$ 1	$ 1
SpringCastle Funding Trust [Member] | Springleaf Finance Corporation [Member]
Related Party Transaction [Line Items]
Subservicing fees, less than	$ 1		$ 21